Summary of significant accounting policies (Details 1) - shares	3 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Common stock equivalents	631,697	484,650		631,697	484,650	484,650
Warrant [Member]
Common stock equivalents				471,697	324,650	324,650
Employee Stock Option [Member]
Common stock equivalents	160,000	160,000		160,000	160,000	160,000
Warrant [Member]
Common stock equivalents	471,697	324,650